ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accumulated Deficit	$ 21,349,904		$ 21,349,904		$ 15,434,595	$ 11,231,967
Working capital deficit	2,026,504		2,026,504
Line of Credit Facility, Cash Available for use	1,700,000		1,700,000		1,600,000
Cash and Cash Equivalents	198,133		198,133		55,901
Estimated reserve for sales returns and allowances	8,000		8,000		5,000
Proceeds from debt					1,505,000
Revenues	$ 1,019,520	$ 183,473	$ 1,244,983	$ 380,325	735,717	$ 1,030,113
Accounts receivable					$ 83,097
Revenue [Member] | Customer One [Member]
Concentration Risk, Percentage			29.00%	18.00%
Revenue [Member] | Customer Two [Member]
Concentration Risk, Percentage			16.00%	13.00%
Revenue [Member] | Customer Three [Member]
Concentration Risk, Percentage			11.00%	11.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage					19.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage					54.00%